Insurance Receivable and Impairment - Additional Information (Detail) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Leases Disclosure [Line Items]
Containers, net book value	$ 4,102,791,000	$ 4,156,151,000				$ 4,102,791,000		$ 4,156,151,000
Bad debt expense	(2,095,000)		$ (1,198,000)			(326,000)	$ 2,650,000
Insurance proceeds received					$ 9,814,000
Gain on insurance recovery		14,881,000					$ 841,000
Insolvent Customer
Leases Disclosure [Line Items]
Lease loss recovery period by insurance				183 days
Book value of containers that would not be recovered from insolvent customer				$ 9,468,000
Cash collections from bankrupt customer	627,000					3,078,000
Bad debt expense								(2,921,000)
Recovery costs	70,000					285,000
Insurance receivable	2,077,000	1,792,000				2,077,000		1,792,000
Insolvent Customer | Owned Containers
Leases Disclosure [Line Items]
Containers, net book value				$ 63,120,000
Insolvent Customer | Container Unrecoverable in Lessees Insolvency
Leases Disclosure [Line Items]
Asset impairment charges								9,059,000
Bankrupt Customer
Leases Disclosure [Line Items]
Insurance receivable	$ 0	$ 0				$ 0		$ 0